Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.9%
Black Belt Energy Gas District RB
4.00%, 12/01/22	$240	$241,964
4.00%, 12/01/22	750	754,702
4.00%, 06/01/23	240	244,149
4.00%, 12/01/24	1,250	1,278,979
Columbia Industrial Development Board RB, 1.95%, 12/01/37 (Put 08/01/22)(a)(b)	600	600,000
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/22	355	356,188
Series A, 4.00%, 10/01/23	450	457,466
Series B, 4.00%, 06/01/24	1,200	1,229,554
West Jefferson Industrial Development Board RB, 1.98%, 12/01/38 (Put 08/01/22)(a)(b)	6,300	6,300,000
		11,463,002
California — 0.5%
California Community Choice Financing Authority RB
4.00%, 02/01/24	500	510,807
4.00%, 08/01/24	350	359,033
State of California GO, 5.00%, 12/01/24	1,190	1,279,594
		2,149,434
Colorado — 0.6%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	261,302
City of Colorado Springs Co. Utilities System Revenue RB, 1.40%, 11/01/40 (Put 08/05/22)(a)(b)	2,000	2,000,000
		2,261,302
Connecticut — 3.9%
Connecticut Housing Finance Authority RB, 1.40%, 05/15/50 (Put 08/05/22)(a)	5,000	5,000,000
State of Connecticut GO
4.00%, 09/15/22	700	702,222
Series A, 3.00%, 01/15/23	2,000	2,018,494
Series C, VRDN, 1.35%, 05/15/34 (Put 08/05/22)(a)(b)	7,820	7,820,000
		15,540,716
District of Columbia — 2.0%
District of Columbia RB, 1.39%, 04/01/38 (Put 08/05/22)(a)(b)	2,890	2,890,000
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/22	1,200	1,207,038
Tender Option Bond Trust Receipts/Certificates RB, 1.38%, 10/01/53 (Put 08/05/22)(a)(b)(c)	3,670	3,670,000
		7,767,038
Florida — 7.0%
County of Escambia FL RB, 1.85%, 04/01/39 (Put 08/01/22)(a)(b)	3,600	3,600,000
County of Martin FL RB, 1.41%, 07/01/52 (Put 08/05/22)(a)	2,500	2,500,000
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,592,102
County of Palm Beach FL RB, 1.40%, 07/01/32 (Put 08/05/22)(a)(b)	2,800	2,800,000
County of St Lucie FL RB, 1.97%, 09/01/28 (Put 08/01/22)(a)	11,790	11,790,000
Miami-Dade County Industrial Development Authority RB, 0.40%, 08/01/23	1,000	981,986
Pinellas County Housing Finance Authority RB, 1.36%, 10/01/48 (Put 08/05/22)(a)(b)	3,170	3,170,000
		27,434,088
Security	Par (000)	Value

Georgia — 6.4%
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	$2,000	$1,999,726
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,000,308
City of Atlanta GA TA, 5.00%, 12/01/22	3,975	4,024,047
Main Street Natural Gas Inc. RB 5.00%, 06/01/27	1,750	1,878,534
Series A, VRDN, 4.00%, 04/01/48 (Put 09/01/23)(a)(b)	5,685	5,791,759
Series D, VRDN, 1.98%, 08/01/48 (Put 12/01/23)(a)	5,000	4,967,650
Monroe County Development Authority RB, 1.96%, 06/01/49 (Put 08/01/22)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB, 1.28%, 01/01/48 (Put 08/05/22)(a)(b)	1,000	1,000,000
		25,362,024
Illinois — 2.3%
County of Cook IL GO, 4.00%, 11/15/22	1,395	1,406,712
Illinois Development Finance Authority RB VRDN, 1.36%, 07/01/33 (Put 08/05/22)(a)	2,600	2,600,000
VRDN, 1.48%, 02/01/33 (Put 08/05/22)(a)(b)	2,000	2,000,000
Illinois Finance Authority RB, 1.34%, 01/01/37 (Put 08/05/22)(a)(b)	3,100	3,100,000
		9,106,712
Indiana — 2.8%
City of Rockport IN RB, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,248,799
Indiana Housing & Community Development Authority RB, 1.90%, 07/01/47 (Put 08/01/22)(a)(b)	800	800,000
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 06/01/23	1,800	1,849,986
Tender Option Bond Trust Receipts/Certificates RB, 1.48%, 04/01/30 (Put 08/05/22)(a)(b)(c)	6,000	6,000,000
		10,898,785
Iowa — 2.9%
Iowa Finance Authority RB
VRDN, 1.33%, 01/01/47 (Put 08/05/22)(a)	8,400	8,400,000
VRDN, 1.40%, 12/01/41 (Put 08/05/22)(a)(b)(c)	3,200	3,200,000
		11,600,000
Kansas — 1.8%
City of Burlington KS RB
Series A, VRDN, 1.44%, 09/01/35 (Put 08/05/22)(a)(b)	4,000	4,000,000
Series B, VRDN, 1.44%, 09/01/35 (Put 08/05/22)(a)(b)	3,000	3,000,000
		7,000,000
Kentucky — 6.6%
County of Meade KY RB
VRDN, 2.25%, 08/01/61 (Put 08/01/22)(a)(b)	7,700	7,700,000
VRDN, 2.22%, 08/01/61 (Put 08/01/22)(a)(b)	7,500	7,500,000
Kentucky Public Energy Authority RB
4.00%, 02/01/23	1,000	1,009,418
4.00%, 12/01/49 ( 03/01/25)	4,000	4,105,216
Series A, VRDN, 4.00%, 04/01/48 (Put 04/01/24)(a)(b)	3,930	4,005,542
Kentucky State Property & Building Commission RB, Series A, 5.00%, 11/01/22	1,000	1,009,297
Tender Option Bond Trust Receipts/Certificates RB, 1.36%, 12/01/41 (Put 08/05/22) (AGM)(a)(b)(c)	500	500,000
		25,829,473
Louisiana — 2.9%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB, 5.00%, 08/01/22 (AGM)	465	465,102

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51 (Put 12/01/24)(a)(b)	$4,325	$4,100,264
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	397,830
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23 (Call 04/01/23)	2,325	2,348,922
Parish of St James LA RB, Series B1, 1.49%, 11/01/40 (Put 08/05/22)(a)	4,000	4,000,000
		11,312,118
Massachusetts — 1.2%
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/24	2,500	2,596,598
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 08/19/22)	1,000	980,063
Series A, 0.40%, 06/01/24 (Call 06/01/23)	1,000	977,378
		4,554,039
Michigan — 4.5%
Michigan Finance Authority RB
0.40%, 10/15/23	665	652,699
5.00%, 10/15/22	3,250	3,276,972
5.00%, 11/01/22	240	242,367
5.00%, 12/01/22	1,390	1,407,617
Michigan State Housing Development Authority RB, 1.28%, 04/01/62 (Put 08/05/22)(a)(b)	12,000	12,000,000
		17,579,655
Minnesota — 4.9%
City of Minneapolis MN RB, 1.36%, 12/01/40 (Put 08/05/22)(a)(b)	9,450	9,450,000
City of Rochester MN RB, 1.54%, 05/01/61 (Put 08/05/22)(a)(b)	4,800	4,800,000
University of Minnesota, 2.03%, 08/12/22	5,175	5,174,454
		19,424,454
Mississippi — 3.9%
Mississippi Business Finance Corp. RB VRDN, 1.90%, 12/01/30 (Put 08/01/22)(a)(b)	5,440	5,440,000
Series A, VRDN, 1.44%, 12/01/30 (Put 08/05/22)(a)(b)	10,000	10,000,000
		15,440,000
Missouri — 0.8%
City of Kansas City MO RB, 5.00%, 09/01/22	810	812,482
County of Greene MO COP, Series A, 3.00%, 03/01/23	350	353,903
RBC Municipal Products Inc. Trust RB, 1.38%, 09/01/39 (Put 08/05/22)(a)(b)(c)	2,000	2,000,000
		3,166,385
Nebraska — 0.8%
Central Plains Energy Project RB, 5.00%, 03/01/50 (Put 01/01/24)(a)(b)	1,000	1,030,993
County of Douglas NE RB, 1.86%, 07/01/35 (Put 09/01/26)(a)	1,980	1,974,014
		3,005,007
Nevada — 0.8%
County of Clark Department of Aviation RB, 1.35%, 07/01/40 (Put 08/05/22)(a)(b)	2,600	2,600,000
Nevada Housing Division RB, 0.25%, 12/01/22 (Call 08/19/22)	485	483,727
		3,083,727
New Jersey — 7.7%
New Jersey Economic Development Authority RB
5.25%, 09/01/24 (c)	7,600	8,033,740
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,505,881
Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 11/01/24	$1,010	$1,072,534
Series NN, 5.00%, 03/01/23	1,000	1,020,608
Series UU, 5.00%, 06/15/23	1,575	1,619,672
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,553,947
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	531,845
New Jersey Housing & Mortgage Finance Agency RB, 4.00%, 04/01/23	1,290	1,310,840
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	1,575	1,663,482
Series A, 5.50%, 12/15/22	1,430	1,452,175
Series A, 5.50%, 12/15/22 (AGM-CR)	1,735	1,762,474
Series A, 5.50%, 12/15/23	155	162,457
Series B, 5.25%, 12/15/22 (AMBAC)	910	923,109
Series D, 5.00%, 12/15/23	470	489,608
Series D, 5.25%, 12/15/23	1,275	1,332,157
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,315,572
Township of Deptford NJ, 4.00%, 07/11/23	1,800	1,826,026
Township of Plainsboro NJ RB, 4.00%, 07/26/23	1,340	1,359,785
Township of River Vale NJ RB, 4.00%, 07/14/23	1,258	1,277,183
		30,213,095
New York — 4.2%
Albany Industrial Development Agency RB, 1.44%, 07/01/32 (Put 08/05/22)(a)(b)	800	800,000
Amherst Development Corp. RB, 1.40%, 02/01/35 (Put 08/05/22)(a)(b)	1,720	1,720,000
Genesee County Funding Corp. (The) RB
5.00%, 12/01/22	150	151,623
5.00%, 12/01/23	150	155,235
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,475,288
New York City Housing Development Corp. RB
0.45%, 11/01/25 (FHA)	1,560	1,478,645
VRDN, 1.42%, 05/01/61 (Put 08/05/22) (FHA 542 (C))(a)(b)	4,165	4,165,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 1.82%, 02/01/44 (Put 08/01/22)(a)(b)	2,100	2,100,000
New York Transportation Development Corp. RB
5.00%, 12/01/22	495	500,528
Series A, 5.00%, 12/01/23	1,250	1,292,420
Town of Oyster Bay NY GOL
4.00%, 03/01/23	425	431,632
5.00%, 08/15/22 (BAM)	715	715,973
Village of Hamburg NY, 3.50%, 07/20/23	1,506	1,521,324
		16,507,668
North Carolina — 0.1%
North Carolina Medical Care Commission RB, 1.41%, 10/01/35 (Put 08/05/22)(a)(b)	400	400,000

North Dakota — 1.7%
North Dakota Housing Finance Agency RB, 1.45%, 07/01/36 (Put 08/05/22)(a)(b)	6,520	6,520,000

Ohio — 2.6%
Akron Bath Copley Joint Township Hospital District RB
5.00%, 11/15/22	225	227,454
5.00%, 11/15/23	325	338,192
City of Cleveland OH GOL, Series A, 2.00%, 12/01/22	300	300,990
County of Franklin OH RB, 1.40%, 11/15/41 (Put 08/05/22)(a)(b)	2,500	2,500,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Miami OH GOL, 3.25%, 07/27/23	$1,050	$1,055,863
Ohio Higher Educational Facility Commission RB, 1.38%, 01/01/39 (Put 08/05/22)(a)(b)	5,975	5,975,000
		10,397,499
Pennsylvania — 4.3%
Allegheny County Hospital Development Authority RB, 1.70%, 11/15/23 (Put 08/01/22)(a)	1,500	1,508,148
Butler County Industrial Development Authority/PA RB, 1.45%, 05/01/34 (Put 08/05/22)(a)(b)	2,100	2,100,000
Connellsville Area School District GOL, 4.00%, 08/15/22 (BAM SAW).	500	500,565
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	1,019,132
Pennsylvania Economic Development Financing Authority RB
VRDN, 1.73%, 06/01/41 (Put 06/03/24)(a)	3,000	2,930,412
VRDN, 1.90%, 12/01/37 (Put 08/05/22)(a)(b)	3,000	3,000,000
VRDN, 2.00%, 12/01/30 (Put 10/03/22)(a)	2,000	2,000,000
Pennsylvania Housing Finance Agency RB
5.00%, 10/01/25	500	546,295
Series 133, 5.00%, 10/01/22.	380	382,459
Philadelphia Gas Works Co. RB, Series A, 5.00%, 08/01/22	1,315	1,315,281
Tender Option Bond Trust Receipts/Certificates RB, 1.36%, 10/01/41 (Put 08/05/22)(a)(b)(c)	1,620	1,620,000
		16,922,292
Puerto Rico — 0.8%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22.	3,000	3,036,675

South Carolina — 0.2%
South Carolina Public Service Authority RB, 1.30%, 01/01/36 (Put 08/05/22)(a)(b)	900	900,000

South Dakota — 0.5%
South Dakota Housing Development Authority RB, 1.56%, 11/01/62 (Put 08/05/22)(a)(b)	1,770	1,770,000

Tennessee — 0.8%
Johnson City Health & Educational Facilities Board RB, 1.34%, 07/01/45 (Put 08/05/22)(a)(b)	2,030	2,030,000
Tennergy Corp./TN
Series A, 4.00%, 09/01/22	335	335,529
Series A, 4.00%, 03/01/23	375	378,864
Series A, 4.00%, 09/01/23	320	324,724
Tennessee Energy Acquisition Corp. RB, Series A, 5.00%, 11/01/23	250	258,182
		3,327,299
Texas — 11.6%
Bexar County Housing Finance Corp. RB, 1.36%, 12/15/25 (Put 08/05/22)(a)(b)	2,405	2,405,000
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 06/01/32 (Put 08/01/22)(a)(b)	4,000	4,058,812
Pasadena Independent School District GO, 1.40%, 02/01/35 (Put 08/05/22)(a)	2,400	2,400,000
Port of Arthur Navigation District Industrial Development Corp. RB
VRDN, 1.40%, 12/01/40 (Put 08/05/22)(a)(b)	7,000	7,000,000
VRDN, 1.44%, 06/01/41 (Put 08/05/22)(a)(b)	3,000	3,000,000
Red River Education Finance Corp. RB, 1.47%, 03/01/30 (Put 08/05/22)(a)(b)	3,300	3,300,000
State of Texas GO
VRDN, 1.47%, 06/01/50 (Put 08/05/22)(a)(b)	3,560	3,560,000
Security	Par/ Shares (000)	Value

Texas (continued)
VRDN, 1.40%, 12/01/43 (Put 08/05/22)(a)(b)	$9,700	$9,700,000
Series A, VRDN, 1.40%, 06/01/44 (Put 08/05/22)(a)(b)	400	400,000
Series A, VRDN, 1.40%, 06/01/45 (Put 08/05/22)(a)(b)	2,670	2,670,000
State of Texas GOL, 1.29%, 06/01/53 (Put 08/05/22)(a)	2,500	2,500,000
Tender Option Bond Trust Receipts/Certificates RB, 1.43%, 06/15/27 (Put 08/05/22)(a)(b)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/22	2,000	2,022,448
5.00%, 12/15/23	1,150	1,187,620
		45,703,880
Virginia — 1.6%
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	300	308,689
Loudoun County Economic Development Authority RB
VRDN, 1.25%, 02/15/38 (Put 08/05/22)(a)	4,000	4,000,000
VRDN, 1.27%, 02/15/38 (Put 08/05/22)(a)	2,025	2,025,000
		6,333,689
Washington — 0.2%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 08/01/25)(a)(b)	800	840,922

Wisconsin — 3.7%
State of Wisconsin GO, 1.75%, 05/01/25 (Put 08/01/22)(a)	6,490	6,598,046
Wisconsin Health & Educational Facilities Authority RB, 1.51%, 08/15/54 (Put 07/01/26)(a)	2,000	1,991,332
Wisconsin Housing & Economic Development Authority RB
VRDN, 1.36%, 03/01/41 (Put 08/05/22)(a)(b)	1,000	1,000,000
VRDN, 1.36%, 04/01/46 (Put 08/05/22)(a)	770	770,000
Series C, VRDN, 1.42%, 05/01/46 (Put 08/05/22)(a)	4,355	4,355,000
		14,714,378

Total Municipal Debt Obligations — 99.5%
(Cost $392,939,790)		391,565,356

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 0.96%(d)(e)	16	15,694

Total Money Market Funds — 0.0%
(Cost: $15,694)		15,694

Total Investments in Securities — 99.5%
(Cost: $392,955,484)		391,581,050

Other Assets Less Liabilities — 0.5%		1,962,406

Net Assets — 100.0%		$393,543,456

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$15,657	(a)	$—	$37	$—	$15,694	16	$1,961	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$391,565,356	$—	$391,565,356
Money Market Funds	15,694	—	—	15,694
	$15,694	$391,565,356	$—	$391,581,050

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	GOL	General Obligation Limited
AGM-CR	AGM Insured Custodial Receipt	GTD	Guaranteed
AMBAC	Ambac Assurance Corp.	MO	Moral Obligation
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
CR	Custodian Receipt	SAW	State Aid Withholding
FHA	Federal Housing Administration	TA	Tax Allocation
GO	General Obligation

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